Summary of Significant Accounting Policies (Details Textual) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Summary of Significant Accounting Policies (Textual)
Estimated useful lives of the capitalized development costs	10 years
Exchange rate	1.00
NIS [Member]
Summary of Significant Accounting Policies (Textual)
Capitalized development expenses		$ 15,408	$ 11,355
Exchange rate	3.467